Cover	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Registrant Name	NewAmsterdam Pharma Company N.V.
Entity Central Index Key	0001936258
Current Fiscal Year End Date	--12-31
Entity File Number	001-41562
Entity Address, Address Line One	Gooimeer 2-35
Entity Address, City or Town	Naarden
Entity Address, Postal Zip Code	1411 DC
Entity Address, Country	NL